Related Party Transactions - Consolidated Balance Sheet Line Items Which Include Related Party Transactions With Reporting Entity's Largest Shareholder (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Mar. 01, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due from related parties	$ 5,070		$ 1,533
Payable to related parties:
Standby purchaser fee (v)	(71,886)
New bridge facility (Note 11 (b))	(247,692)		(185,462)
Rio Tinto [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents		274,200	970,591
Due from related parties	5,070		496
Payable to related parties:
Management services payment	(100,569)		(91,175)
Cost recoveries	(75,237)		(94,226)
Standby purchaser fee (v)	(71,886)
Interest payable on long-term debt	(13,530)		(25,105)
Interim funding facility (Note 11 (a))	(1,789,787)		(1,799,004)
Due from (to) Related Parties	(2,385,414)		(1,038,423)
Bridge Funding Facility [Member] | Rio Tinto [Member]
Payable to related parties:
New bridge facility (Note 11 (b))	$ (339,475)